Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Pacer Funds Trust
Entity Central Index Key	0001616668
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Pacer American Energy Independence ETF
Shareholder Report [Line Items]
Fund Name	Pacer American Energy Independence ETF
Class Name	Pacer American Energy Independence ETF
Trading Symbol	USAI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer American Energy Independence ETF for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer American Energy Independence ETF	$38	0.75%
[1]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 89,781,406
Holdings Count | $ / shares	27
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$89,781,406	30-Day SEC Yield	3.40%
Number of Holdings	27	30-Day SEC Yield Unsubsidized	3.40%
Portfolio Turnover	13%

Holdings [Text Block]

Top 10 Issuers	(%)
Enbridge, Inc.	8.3%
Cheniere Energy, Inc.	8.0%
Williams Cos., Inc.	7.7%
Kinder Morgan, Inc.	7.4%
Energy Transfer LP	7.0%
ONEOK, Inc.	6.5%
TC Energy Corp.	4.8%
MPLX LP	4.4%
Pembina Pipeline Corp.	4.4%
Enterprise Products Partners LP	4.1%

Top Sectors**	(%)
Energy	99.6%
Cash & Other	0.4%
[2]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer BlueStar Digital Entertainment ETF
Shareholder Report [Line Items]
Fund Name	Pacer BlueStar Digital Entertainment ETF
Class Name	Pacer BlueStar Digital Entertainment ETF
Trading Symbol	ODDS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer BlueStar Digital Entertainment ETF for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer BlueStar Digital Entertainment ETF	$32	0.60%
[3]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 1,619,765
Holdings Count | $ / shares	44
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,619,765	30-Day SEC Yield	0.21%
Number of Holdings	44	30-Day SEC Yield Unsubsidized	0.21%
Portfolio Turnover	23%

Holdings [Text Block]

Top 10 Issuers	(%)
Flutter Entertainment PLC	8.0%
Tencent Holdings Ltd.	7.2%
Evolution AB	6.8%
DraftKings, Inc.	6.7%
AppLovin Corp.	5.3%
Nintendo Co. Ltd.	5.2%
ROBLOX Corp.	3.4%
Entain PLC	3.4%
NetEase, Inc.	3.3%
Playtech PLC	3.0%

Top Sectors**	(%)
Consumer Discretionary	52.2%
Communication Services	40.4%
Information Technology	7.3%
Cash & Other	0.1%
[4]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer BlueStar Engineering the Future ETF
Shareholder Report [Line Items]
Fund Name	Pacer BlueStar Engineering the Future ETF
Class Name	Pacer BlueStar Engineering the Future ETF
Trading Symbol	BULD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer BlueStar Engineering the Future ETF for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer BlueStar Engineering the Future ETF	$29	0.60%
[5]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 1,202,028
Holdings Count | $ / shares	55
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,202,028	30-Day SEC Yield	0.39%
Number of Holdings	55	30-Day SEC Yield Unsubsidized	0.39%
Portfolio Turnover	16%

Holdings [Text Block]

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	18.7%
ASML Holding NV	8.6%
Siemens AG	8.5%
Autodesk, Inc.	8.1%
Proto Labs, Inc.	7.2%
Dassault Systemes SE	6.0%
Stratasys Ltd.	5.4%
Applied Materials, Inc.	5.0%
ANSYS, Inc.	5.0%
3D Systems Corp.	4.3%

Top Sectors**	(%)
Information Technology	62.0%
Industrials	35.2%
Consumer Discretionary	1.5%
Health Care	1.1%
Energy	0.1%
Cash & Other	0.1%
[6]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Developed Markets Cash Cows Growth Leaders ETF
Shareholder Report [Line Items]
Fund Name	Pacer Developed Markets Cash Cows Growth Leaders ETF
Class Name	Pacer Developed Markets Cash Cows Growth Leaders ETF
Trading Symbol	EAFG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Developed Markets Cash Cows Growth Leaders ETF for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Developed Markets Cash Cows Growth Leaders ETF	$33	0.65%
[7]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 1,006,268
Holdings Count | $ / shares	102
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,006,268	30-Day SEC Yield	1.33%
Number of Holdings	102	30-Day SEC Yield Unsubsidized	1.33%
Portfolio Turnover	60%

Holdings [Text Block]

Top 10 Issuers	(%)
Spotify Technology SA	4.4%
Mount Vernon Liquid Assets Portfolio, LLC	4.0%
Grab Holdings Ltd.	3.1%
Pro Medicus Ltd.	2.8%
Konami Group Corp.	2.8%
Nintendo Co. Ltd.	2.7%
Daifuku Co. Ltd.	2.3%
Computershare Ltd.	2.2%
Sony Group Corp.	2.1%
CyberArk Software Ltd.	2.0%

Top Sectors**	(%)
Communication Services	21.8%
Industrials	19.5%
Consumer Discretionary	19.2%
Information Technology	19.0%
Health Care	10.3%
Consumer Staples	3.0%
Materials	3.0%
Energy	2.1%
Utilities	1.6%
Cash & Other	0.5%

Top Ten Countries	(%)
Japan	25.9%
Australia	9.6%
Sweden	9.5%
Israel	7.9%
United Kingdom	7.7%
Switzerland	7.5%
United States	4.1%
Singapore	4.1%
Netherlands	3.7%
Cash & Other	20.0%
[8]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Metaurus Nasdaq-100 Dividend Multiplier 600 ETF
Shareholder Report [Line Items]
Fund Name	Pacer Metaurus Nasdaq-100 Dividend Multiplier 600 ETF
Class Name	Pacer Metaurus Nasdaq-100 Dividend Multiplier 600 ETF
Trading Symbol	QSIX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Metaurus Nasdaq-100 Dividend Multiplier 600 ETF for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Metaurus Nasdaq-100 Dividend Multiplier 600 ETF	$29	0.60%
[9]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 6,105,212
Holdings Count | $ / shares	105
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$6,105,212	30-Day SEC Yield	0.41%
Number of Holdings	105	30-Day SEC Yield Unsubsidized	0.41%
Portfolio Turnover	3%

Holdings [Text Block]

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	8.2%
Apple, Inc.	7.8%
Microsoft Corp.	7.2%
NVIDIA Corp.	6.5%
Amazon.com, Inc.	4.8%
Alphabet, Inc.	4.4%
Broadcom, Inc.	3.7%
Meta Platforms, Inc.	2.9%
Netflix, Inc.	2.9%
Costco Wholesale Corp.	2.7%

Top Sectors**	(%)
Information Technology	43.9%
Communication Services	13.8%
Consumer Discretionary	12.1%
Consumer Staples	5.5%
Health Care	5.0%
Industrials	4.4%
Utilities	1.3%
Materials	1.3%
Energy	0.4%
Cash & Other	12.3%
[10]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Shareholder Report [Line Items]
Fund Name	Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Class Name	Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Trading Symbol	QDPL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF	$30	0.60%
[11]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 853,590,159
Holdings Count | $ / shares	518
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$853,590,159	30-Day SEC Yield	1.09%
Number of Holdings	518	30-Day SEC Yield Unsubsidized	1.09%
Portfolio Turnover	4%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note/Bond	9.8%
Apple, Inc.	6.0%
Microsoft Corp.	5.5%
NVIDIA Corp.	5.0%
Mount Vernon Liquid Assets Portfolio, LLC	4.9%
Amazon.com, Inc.	3.3%
Alphabet, Inc.	3.2%
Meta Platforms, Inc.	2.2%
Berkshire Hathaway, Inc.	1.8%
Broadcom, Inc.	1.7%

Top Sectors**	(%)
Information Technology	26.8%
Financials	12.8%
Government	9.8%
Health Care	9.5%
Consumer Discretionary	9.1%
Communication Services	8.2%
Industrials	7.5%
Consumer Staples	5.4%
Energy	2.8%
Cash & Other	8.1%
[12]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer PE/VC ETF
Shareholder Report [Line Items]
Fund Name	Pacer PE/VC ETF
Class Name	Pacer PE/VC ETF
Trading Symbol	PEVC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer PE/VC ETF for the period of February 3, 2025, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer PE/VC ETF	$19	0.83%
[13]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.83%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 1,776,058
Holdings Count | $ / shares	216
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,776,058	30-Day SEC Yield	0.60%
Number of Holdings	216	30-Day SEC Yield Unsubsidized	0.60%
Portfolio Turnover	28%

Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	4.2%
Alphabet, Inc.	4.1%
Meta Platforms, Inc.	3.7%
Berkshire Hathaway, Inc.	3.4%
Netflix, Inc.	2.9%
Visa, Inc.	2.7%
NVIDIA Corp.	2.6%
Apple, Inc.	2.6%
Mastercard, Inc.	2.5%
Amazon.com, Inc.	2.0%

Top Sectors**	(%)
Information Technology	29.4%
Financials	15.1%
Communication Services	12.8%
Industrials	7.6%
Health Care	6.3%
Consumer Discretionary	5.8%
Consumer Staples	5.6%
Energy	2.9%
Materials	2.3%
Cash & Other	12.2%
[14]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Solactive Whitney Future of Warfare ETF
Shareholder Report [Line Items]
Fund Name	Pacer Solactive Whitney Future of Warfare ETF
Class Name	Pacer Solactive Whitney Future of Warfare ETF
Trading Symbol	FOWF
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Solactive Whitney Future of Warfare ETF for the period of December 17, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Solactive Whitney Future of Warfare ETF	$23	0.60%
[15]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 1,295,432
Holdings Count | $ / shares	88
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,295,432	30-Day SEC Yield	1.05%
Number of Holdings	88	30-Day SEC Yield Unsubsidized	1.05%
Portfolio Turnover	26%

Holdings [Text Block]

Top 10 Issuers	(%)
General Dynamics Corp.	7.8%
Lockheed Martin Corp.	7.6%
Boeing Co.	7.5%
RTX Corp.	7.1%
BAE Systems PLC	6.6%
Northrop Grumman Corp.	5.3%
Honeywell International, Inc.	3.9%
Leidos Holdings, Inc.	2.8%
L3Harris Technologies, Inc.	2.3%
Dell Technologies, Inc.	1.8%

Top Sectors**	(%)
Industrials	69.5%
Information Technology	22.9%
Communication Services	4.7%
Materials	1.7%
Consumer Discretionary	1.1%
Cash & Other	0.1%
[16]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Conservative (April) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Conservative (April) ETF
Class Name	Pacer Swan SOS Conservative (April) ETF
Trading Symbol	PSCW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Swan SOS Conservative (April) ETF for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Conservative (April) ETF	$30	0.60%
[17]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 58,094,847
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$58,094,847	30-Day SEC Yield	-0.54%
Number of Holdings	4	30-Day SEC Yield Unsubsidized	-0.54%
Portfolio Turnover	0%

Holdings [Text Block]

Security Type	(%)
Purchased Options	102.6%
Written Options	-3.5%
Cash & Other	0.9%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $6.15	97.3%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $531.42	5.3%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $391.57	-1.2%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $631.50	-2.3%

Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Conservative (January) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Conservative (January) ETF
Class Name	Pacer Swan SOS Conservative (January) ETF
Trading Symbol	PSCX
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Swan SOS Conservative (January) ETF for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Conservative (January) ETF	$30	0.60%
[18]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 31,245,196
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$31,245,196	30-Day SEC Yield	-0.55%
Number of Holdings	4	30-Day SEC Yield Unsubsidized	-0.55%
Portfolio Turnover	0%

Holdings [Text Block]

Security Type	(%)
Purchased Options	100.8%
Written Options	-1.6%
Cash & Other	0.8%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $6.45	95.1%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $556.78	5.7%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $659.01	-0.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $410.26	-1.0%

Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Conservative (July) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Conservative (July) ETF
Class Name	Pacer Swan SOS Conservative (July) ETF
Trading Symbol	PSCJ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Swan SOS Conservative (July) ETF for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Conservative (July) ETF	$30	0.60%
[19]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 44,464,898
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$44,464,898	30-Day SEC Yield	-0.55%
Number of Holdings	4	30-Day SEC Yield Unsubsidized	-0.55%
Portfolio Turnover	0%

Holdings [Text Block]

Security Type	(%)
Purchased Options	99.6%
Written Options	-0.2%
Cash & Other	0.6%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $5.99	98.2%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $517.01	1.4%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $627.0	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $380.95	-0.1%

Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Conservative (October) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Conservative (October) ETF
Class Name	Pacer Swan SOS Conservative (October) ETF
Trading Symbol	PSCQ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Swan SOS Conservative (October) ETF for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Conservative (October) ETF	$30	0.60%
[20]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 38,926,641
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$38,926,641	30-Day SEC Yield	-0.55%
Number of Holdings	4	30-Day SEC Yield Unsubsidized	-0.55%
Portfolio Turnover	0%

Holdings [Text Block]

Security Type	(%)
Purchased Options	100.1%
Written Options	-0.9%
Cash & Other	0.8%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $6.31	96.0%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $545.07	4.1%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $641.18	-0.3%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $401.63	-0.6%

Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Flex (April) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Flex (April) ETF
Class Name	Pacer Swan SOS Flex (April) ETF
Trading Symbol	PSFM
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Swan SOS Flex (April) ETF for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Flex (April) ETF	$29	0.60%
[21]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 21,351,954
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$21,351,954	30-Day SEC Yield	-0.55%
Number of Holdings	5	30-Day SEC Yield Unsubsidized	-0.55%
Portfolio Turnover	0%

Holdings [Text Block]

Security Type	(%)
Purchased Options	105.3%
Written Options	-6.4%
Cash & Other	1.1%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $6.27	97.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.39	6.7%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $335.63	0.7%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $637.42	-2.2%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $447.51	-4.2%

Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Flex (January) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Flex (January) ETF
Class Name	Pacer Swan SOS Flex (January) ETF
Trading Symbol	PSFD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Swan SOS Flex (January) ETF for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Flex (January) ETF	$30	0.60%
[22]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 50,159,738
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$50,159,738	30-Day SEC Yield	-0.55%
Number of Holdings	5	30-Day SEC Yield Unsubsidized	-0.55%
Portfolio Turnover	0%

Holdings [Text Block]

Security Type	(%)
Purchased Options	103.8%
Written Options	-4.6%
Cash & Other	0.8%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $6.56	95.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.08	7.8%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $351.65	0.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $665.32	-0.5%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $468.86	-4.1%

Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Flex (July) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Flex (July) ETF
Class Name	Pacer Swan SOS Flex (July) ETF
Trading Symbol	PSFJ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Swan SOS Flex (July) ETF for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Flex (July) ETF	$30	0.60%
[23]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 22,015,903
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$22,015,903	30-Day SEC Yield	-0.55%
Number of Holdings	5	30-Day SEC Yield Unsubsidized	-0.55%
Portfolio Turnover	0%

Holdings [Text Block]

Security Type	(%)
Purchased Options	99.7%
Written Options	-0.6%
Cash & Other	0.9%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $6.10	97.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $544.22	2.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $326.53	0.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $627.32	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $435.38	-0.5%

Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Flex (October) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Flex (October) ETF
Class Name	Pacer Swan SOS Flex (October) ETF
Trading Symbol	PSFO
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Swan SOS Flex (October) ETF for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Flex (October) ETF	$30	0.60%
[24]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 14,084,890
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$14,084,890	30-Day SEC Yield	-0.55%
Number of Holdings	5	30-Day SEC Yield Unsubsidized	-0.55%
Portfolio Turnover	0%

Holdings [Text Block]

Security Type	(%)
Purchased Options	102.0%
Written Options	-2.6%
Cash & Other	0.6%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $6.43	95.7%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $573.76	5.9%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $344.26	0.4%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $650.13	-0.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $459.01	-2.4%

Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Fund of Funds ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Fund of Funds ETF
Class Name	Pacer Swan SOS Fund of Funds ETF
Trading Symbol	PSFF
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Swan SOS Fund of Funds ETF for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Fund of Funds ETF	$6	0.12%
[25]
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 423,749,568
Holdings Count | $ / shares	13
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$423,749,568	30-Day SEC Yield	-0.09%
Number of Holdings	13	30-Day SEC Yield Unsubsidized	-0.09%
Portfolio Turnover	0%

Holdings [Text Block]

Security Type**	(%)
Affiliated Exchange Traded Funds	99.5%
Investments Purchased with Proceeds from Securities Lending	0.5%
Cash & Other	0.0%

Top Holdings	(%)
Pacer Swan SOS Moderate (January) ETF	15.6%
Pacer Swan SOS Moderate (October) ETF	13.8%
Pacer Swan SOS Moderate (July) ETF	13.8%
Pacer Swan SOS Moderate (April) ETF	12.4%
Pacer Swan SOS Conservative (October) ETF	8.0%
Pacer Swan SOS Conservative (April) ETF	7.9%
Pacer Swan SOS Conservative (July) ETF	7.1%
Pacer Swan SOS Conservative (January) ETF	6.1%
Pacer Swan SOS Flex (January) ETF	5.3%
Pacer Swan SOS Flex (July) ETF	3.8%
[26]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Moderate (April) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Moderate (April) ETF
Class Name	Pacer Swan SOS Moderate (April) ETF
Trading Symbol	PSMR
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Swan SOS Moderate (April) ETF for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Moderate (April) ETF	$30	0.60%
[27]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 78,388,175
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$78,388,175	30-Day SEC Yield	-0.55%
Number of Holdings	4	30-Day SEC Yield Unsubsidized	-0.55%
Portfolio Turnover	0%

Holdings [Text Block]

Security Type	(%)
Purchased Options	104.5%
Written Options	-5.5%
Cash & Other	1.0%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $6.21	97.8%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.45	6.7%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $629.15	-2.6%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $475.48	-2.9%

Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Moderate (January) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Moderate (January) ETF
Class Name	Pacer Swan SOS Moderate (January) ETF
Trading Symbol	PSMD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Swan SOS Moderate (January) ETF for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Moderate (January) ETF	$30	0.60%
[28]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 85,916,570
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$85,916,570	30-Day SEC Yield	-0.55%
Number of Holdings	4	30-Day SEC Yield Unsubsidized	-0.55%
Portfolio Turnover	0%

Holdings [Text Block]

Security Type	(%)
Purchased Options	102.6%
Written Options	-3.5%
Cash & Other	0.9%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $6.51	94.9%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.14	7.7%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $656.53	-0.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $498.17	-2.9%

Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Moderate (July) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Moderate (July) ETF
Class Name	Pacer Swan SOS Moderate (July) ETF
Trading Symbol	PSMJ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Swan SOS Moderate (July) ETF for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Moderate (July) ETF	$30	0.60%
[29]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 70,786,200
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$70,786,200	30-Day SEC Yield	-0.55%
Number of Holdings	4	30-Day SEC Yield Unsubsidized	-0.55%
Portfolio Turnover	0%

Holdings [Text Block]

Security Type	(%)
Purchased Options	99.6%
Written Options	-0.5%
Cash & Other	0.9%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $6.04	97.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $544.27	2.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $619.54	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $462.59	-0.4%

Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Moderate (October) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Moderate (October) ETF
Class Name	Pacer Swan SOS Moderate (October) ETF
Trading Symbol	PSMO
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Swan SOS Moderate (October) ETF for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Moderate (October) ETF	$30	0.60%
[30]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 103,961,278
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$103,961,278	30-Day SEC Yield	-0.55%
Number of Holdings	4	30-Day SEC Yield Unsubsidized	-0.55%
Portfolio Turnover	0%

Holdings [Text Block]

Security Type	(%)
Purchased Options	101.3%
Written Options	-2.2%
Cash & Other	0.9%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $6.37	95.4%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $573.82	5.9%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $640.55	-0.4%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $487.70	-1.8%

Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer US Cash Cows Bond Fund
Shareholder Report [Line Items]
Fund Name	Pacer US Cash Cows Bond Fund
Class Name	Pacer US Cash Cows Bond Fund
Trading Symbol	MILK
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer US Cash Cows Bond Fund for the period of December 17, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer US Cash Cows Bond Fund	$19	0.51%
[31]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.51%
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 4,796,602
Holdings Count | $ / shares	101
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$4,796,602	30-Day SEC Yield	6.07%
Number of Holdings	101	30-Day SEC Yield Unsubsidized	6.07%
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Issuers	(%)
CVS Health Corp.	4.0%
Pilgrim’s Pride Corp.	4.0%
Altria Group, Inc.	3.9%
Royalty Pharma PLC	3.9%
Occidental Petroleum Corp.	3.6%
Berry Global, Inc.	3.2%
Leggett & Platt, Inc.	3.0%
Cleveland-Cliffs, Inc.	3.0%
Fox Corp.	2.9%
Williams Cos., Inc.	2.9%

Top Sectors**	(%)
Energy	22.0%
Consumer Discretionary	17.5%
Health Care	14.5%
Materials	11.7%
Information Technology	10.8%
Consumer Staples	9.8%
Communication Services	7.0%
Industrials	4.7%
Cash & Other	2.0%
[32]
Updated Prospectus Web Address	https://www.paceretfs.com/

[1]
*	Annualized

[2]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
*	Annualized

[4]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[5]
*	Annualized

[6]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[7]
*	Annualized

[8]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[9]
*	Annualized

[10]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[11]
*	Annualized

[12]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[13]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from February 03, 2025 to April 30, 2025. Expenses would be higher if the Fund had been in operations for a full year.

[14]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[15]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from December 17, 2024 to April 30, 2025. Expenses would be higher if the Fund had been in operations for a full year.

[16]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[17]
*	Annualized

[18]
*	Annualized

[19]
*	Annualized

[20]
*	Annualized

[21]
*	Annualized

[22]
*	Annualized

[23]
*	Annualized

[24]
*	Annualized

[25]
*	Annualized

[26]
**	Amount represents less than 0.005.

[27]
*	Annualized

[28]
*	Annualized

[29]
*	Annualized

[30]
*	Annualized

[31]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from December 17, 2024 to April 30, 2025. Expenses would be higher if the Fund had been in operations for a full year.

[32]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S.Bank Global Fund Services.